Merger - Schedule of Estimated Future Amortization Expense (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Acquired Finite Lived Intangible Assets [Line Items]
2019	$ 1,033
2020	1,002
2021	978
2022	955
2023	927
Thereafter	4,457
Net Carrying Amount	9,352	$ 1,279
Core deposit intangibles [Member]
Acquired Finite Lived Intangible Assets [Line Items]
2019	945
2020	914
2021	891
2022	868
2023	841
Thereafter	3,229
Net Carrying Amount	7,688	$ 536
UCB [Member] | Core deposit intangibles [Member]
Acquired Finite Lived Intangible Assets [Line Items]
2019	857
2020	842
2021	823
2022	800
2023	773
Thereafter	3,168
Net Carrying Amount	$ 7,263